Long-Term Debt	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Long-Term Debt	Long-Term Debt

	December 31 2021	December 31 2020
	$	$
Senior unsecured notes	298.2	299.5
Revolving credit facility	543.3	—
Term loan	307.9	309.1
Notes payable	64.7	68.8
Software financing obligations	31.0	3.4
	1,245.1	680.8
Less current portion	51.0	46.6
Long-term portion	1,194.1	634.2

Senior unsecured notes
The Company has $300.0 of senior unsecured notes (the notes) that mature on October 8, 2027. The notes bear interest at a fixed rate of 2.048% per annum, which is payable in Canadian funds semi-annually on April 8th and October 8th of each year. The notes rank pari passu with all other debt and future indebtedness of the Company.

Revolving credit facilities and term loan
On October 29, 2021, the Company amended its syndicated senior credit facilities consisting of a senior revolving credit facility in the maximum amount of $800.0 and a senior term loan of $310.0 in two tranches. Additional funds of $600.0 can be accessed subject to approval and under the same terms and conditions. The amendments changed certain terms and conditions, including extending the maturity date of the revolving credit facility from June 27, 2024 to October 29, 2026, extending the maturity date of the $150.0 tranche B of the term loan from June 27, 2022 to October 29, 2024, extending the maturity date of the $160.0 tranche C of the term loan from June 27, 2023 to October 29, 2026, and adding two sustainability linked metrics based on greenhouse gas emissions and gender equality index score. The amendments to the terms and conditions were not considered to be substantial. As such, the amendments were accounted for as a debt modification.

The revolving credit facility and the term loan are unsecured and may be repaid from time to time at the option of the Company. At December 31, 2021, $403.0 (2020 - nil) of the revolving credit facility was payable in Canadian funds and $140.3 (US$111.0) (2020 - nil) was payable in US funds. As at December 31, 2021 and 2020, both tranches of the term loan were payable in Canadian funds. The average interest rate for the revolving credit facility and term loan at December 31, 2021, was 2.15% (2020 – 2.55%).

The funds available under the revolving credit facility are reduced by outstanding letters of credit issued pursuant to the facility agreement. At December 31, 2021, the Company had issued outstanding letters of credit that expire at various dates before October 2022, are payable in various currencies, and total $5.8 (2020 – $8.8). These letters of credit were issued in the normal course of operations, including the guarantee of certain office rental obligations. At December 31, 2021, $243.7 (2020 – $786.5) was available under the revolving credit facility.
The Company has an additional separate letter of credit facility outside of its revolving credit facility that provides letters of credit up to $100.0. At December 31, 2021, $76.5 (2020 – $66.2) in aggregate letters of credit outside of the Company’s revolving credit facility were issued and outstanding. These were issued in various currencies. Of these letters of credit, $63.7 (2020 – $53.8) expire at various dates before January 2023 and $12.8 (2020 – $12.4) have open-ended terms.

Notes payable
Notes payable consists primarily of notes payable for acquisitions (note 7). The weighted average interest rate on the notes payable at December 31, 2021, was 1.5% (2020 – 2.4%). Notes payable may be supported by promissory notes and are due at various times from 2022 to 2024. The aggregate maturity value of the notes at December 31, 2021, was $65.3 (2020 – $69.8), of which $3.2 (2020 - $8.5) was payable in Canadian funds, $2.7 (US$2.1) (2020 – $5.7 (US$4.5)) of the notes was payable in US funds, $55.4 (AU$60.3) (2020 – $38.4 (AU$39.2)) was payable in Australian funds, and $4.0 (2020 – $17.2) was payable in other foreign currencies.

Software financing obligations
The Company has financing obligations for software, included in intangible assets, bearing interest at rates up to 4.69% (2020 - up to 4.18%). These obligations expire at various dates before September 2027. Software additions acquired through software financing obligations during 2021 were $44.4 (2020 - $0.4) and have been excluded from the consolidated statement of cash flows (note 33).

Surety facilities
The Company has surety facilities related to Construction Services (which was sold in 2018 - note 8), to accommodate the issuance of bonds for certain types of project work. At December 31, 2021, the Company had retained bonds of $65.5 (US$51.8) (2020 - $155.1 (US$121.8) in US funds under these surety facilities that will expire on completion of the associated projects. The estimated completion dates of these projects are before May 2023. Although the Company remains obligated for these instruments, the purchaser of the Construction Services business has indemnified the Company for any obligations that may arise from these bonds (note 8).

The Company also had $10.1 (2020 - $12.0) in bonds for Consulting Services that will expire on completion of the associated projects. The estimated completion dates of these projects are before October 2028.